Other Assets (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Contract assets, net	[1]	¥ 3,114		$ 451		¥ 2,858
VAT Prepayments		1,818		264		2,148
Inventories		1,227		178		1,477
Licensed copyrights (Note 6)		746		108		931
Advances to suppliers		769		111		843
Receivables from online payment agencies		856		124		622
Prepaid expenses		582		84		615
Deposits		379		55		374
Others		869		126		1,184
Total other current assets		10,360		1,501		11,052
Long-term prepaid expenses		16,257		2,357		15,223
Long-term restricted cash	[3]	750	[2]	109	[2]	0	[2]	¥ 0
Others		2,089		302		710
Total other non-current assets		¥ 19,096		$ 2,768		¥ 15,933

[1]	The allowance for credit losses on contract assets was RMB85 million and RMB285 million (US$42 million) as of December 31, 2021 and 2022, respectively. The amounts charged to expenses for credit losses on contract assets were RMB9 million, RMB58 million and RMB200 million (US$29 million) for the years ended December 31, 2020, 2021 and 2022, respectively. No write-offs were charged against the allowance for the years ended December 31, 2020, 2021 and 2022, respectively.
[2]	Long-term restricted cash represents collateral to repayments of the iQIYI PAG Notes (Note 15).
[3]	Long-term restricted cash was included in “Other non-current assets” in the consolidated balance sheet as of December 31, 2022.